   As filed with the Securities and Exchange Commission on November 30, 2015

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                                 UNITED STATES

                      SECURITIES AND EXCHANGE COMMISSION

                            WASHINGTON, D.C. 20549

                                   FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

                              INVESTMENT COMPANY

                 Investment Company Act file number 811-08043

          -----------------------------------------------------------

                              THE BERKSHIRE FUNDS

              (Exact name of registrant as specified in charter)

                          475 Milan Drive, Suite #103

                            San Jose, CA 95134-2453

               (Address of principal executive offices)(Zip code)

          -----------------------------------------------------------

                             MALCOLM R. FOBES III

                              The Berkshire Funds

                          475 Milan Drive, Suite #103

                           San Jose, CA  95134-2453

                   (Name and address of agent for service)

                                  COPIES TO:

                          DONALD S. MENDELSOHN, ESQ.

                               Thompson Hine LLP

                               312 Walnut Street

                                  14th Floor

                            Cincinnati, Ohio 45202

                                1-408-526-0707

              Registrant's telephone number, including area code

          -----------------------------------------------------------

Date of fiscal year end: December 31, 2015

Date of reporting period: September 30, 2015


ITEM 1. SCHEDULE OF INVESTMENTS

                                      *

                       -------------------------------

               SCHEDULE OF INVESTMENTS - BERKSHIRE FOCUS FUND

                        September 30, 2015 (unaudited)

Shares                                                         Value

            COMMON STOCKS - 99.62%                       $ 62,887,201

            =========================================================

            (Cost $56,656,364)

            APPAREL CLOTHING - 11.19%                       7,063,964

            ---------------------------------------------------------

24,555      NIKE, Inc. (Class B)                            3,019,528

41,790      Under Armour, Inc. (Class A)*                   4,044,436

            AUTOMOBILE MANUFACTURERS - 5.74%                3,621,672

            ---------------------------------------------------------

 14,580     Tesla Motors, Inc.*                             3,621,672

            BIOTECHNOLOGY - 9.60%                           6,061,051

            ---------------------------------------------------------

 32,105     ABIOMED, Inc.*                                  2,978,060

      5     Alexion Pharmaceuticals, Inc.*                        782

      5     Biogen Idec, Inc.*                                  1,459

      5     Celgene Corp.*                                        541

     10     Gilead Sciences, Inc.                                 982

  6,620     Regeneron Pharmaceuticals, Inc.*                3,079,227

            BUSINESS SOFTWARE & SERVICES - 28.55%          18,021,425

            ---------------------------------------------------------

      5     CyberArk Software Ltd.*                               251

 37,365     Ellie Mae, Inc.*                                2,487,388

      5     FireEye, Inc.*                                        159

 60,000     Fortinet, Inc.*                                 2,548,800

 86,925     PayCom Software, Inc.*                          3,121,477

      5     Proofpoint, Inc.*                                     302

 63,365     Qlik Technologies, Inc.*                        2,309,654

 67,765     Salesforce.com, Inc.*                           4,704,924

 41,000     ServiceNow, Inc.*                               2,847,450

      5     Splunk, Inc.*                                         277

      5     Tableau Software, Inc. (Class A)*                     399

      5     Workday, Inc. (Class A)*                              344

            COMPUTER HARDWARE - 0.00%                             551

            ---------------------------------------------------------

      5     Apple, Inc.                                           551

            INTERNET SOCIAL MEDIA - 10.90%                  6,881,251

            ---------------------------------------------------------

 54,900     Facebook, Inc. (Class A)*                       4,935,510

 72,225     Twitter, Inc.*                                  1,945,741

            INTERNET SOFTWARE & SERVICES - 18.84%          11,895,111

            ---------------------------------------------------------

      5     Alibaba Group Holding Ltd. - ADR*                     295

 10,260     Amazon.com, Inc.*                               5,251,991

  5,715     Google, Inc. (Class A)*                         3,648,285

 29,000     Netflix, Inc.*                                  2,994,540

            NETWORKING EQUIPMENT - 4.94%                    3,118,360

            ---------------------------------------------------------

 18,130     Palo Alto Networks, Inc.*                       3,118,360

            RESTAURANTS - 4.94%                             3,120,516

            ---------------------------------------------------------

 54,900     Starbucks Corp.                                 3,120,516

            RETAIL - 4.92%                                  3,103,300

            ---------------------------------------------------------

      5     Restoration Hardware Holdings, Inc.*                  467

 18,995     ULTA Salon, Cosmetics & Fragrance, Inc.*        3,102,833

            EXCHANGE TRADED FUNDS - 0.00%                       1,159

            =========================================================

            (Cost $646)

      5     PowerShares QQQ                                       509

     10     ProShares Ultra QQQ                                   650

            TOTAL INVESTMENT SECURITIES - 99.62%           62,888,360

            =========================================================

            (Cost $56,657,010)

            OTHER ASSETS IN EXCESS OF LIABILITIES - 0.38%     236,523

            ---------------------------------------------------------

            NET ASSETS - 100.00%                         $ 63,124,883

            =========================================================

            Equivalent to $18.35 per share

           *Non-income producing

The cost basis of investments for federal income tax purposes at

September 30, 2015 was as follows*:

Cost of investments                  $ 56,657,010

                                       ==========

Gross unrealized appreciation           8,516,714

Gross unrealized depreciation          (2,285,364)

                                       ----------

Net unrealized appreciation          $  6,231,350

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information,  please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.

                             INVESTMENT VALUATION

The  Fund's  portfolio  securities  are  valued as of the close of the regular session  of  trading  on  the  New  York Stock Exchange (the "NYSE"), normally

4:00 p.m., Eastern time. Securities which are traded on stock exchanges or are quoted by Nasdaq are valued at the last reported sale price as of the close of the  regular  session  of  trading on the NYSE, or, if not traded, at the most recent  bid price. Securities which are traded in the over-the-counter market,

and  which  are not quoted by Nasdaq, are valued at the most recent bid price,

as  obtained  from one or more of the major market makers for such securities.

Securities for which market quotations are not readily available are valued at their  fair  value as determined in good faith in accordance with consistently applied  procedures  established  by  and under the general supervision of the

Board of Trustees.

              SUMMARY OF FAIR VALUE EXPOSURE AT SEPTEMBER 30, 2015

The  Trust  has  adopted accounting standards which establish an authoritative definition  of  fair  value  and set out a hierarchy for measuring fair value.

These  standards  require  additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a dis-

cussion  of  changes  in  valuation  techniques  and related inputs during the period.  These standards define fair value as the price that would be received to  sell  an  asset  or paid to transfer a liability in an orderly transaction between  market participants at the measurement date. The fair value hierarchy is  organized  into  three  levels  based upon the assumptions (referred to as

"inputs')  used  in pricing the asset or liability. These standards state that

"observable  inputs"  reflect the assumptions market participants would use in pricing  the asset or liability based on market data obtained from independent sources  and  "unobservable inputs"  reflect an entity's own assumptions about the  assumptions  market  participants  would  use  in  pricing  the  asset or liability. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund's own assump-

tions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2015:

                                       Level 1   Level 2   Level 3      Total

------------------------------------------------------------------------------

Common Stocks

   Business Software & Services   $  18,021,425     -        -   $  18,021,425

   Internet Software & Services      11,895,111     -        -      11,895,111

   Apparel Clothing                   7,063,964     -        -       7,063,964

   Internet Social Media              6,881,251     -        -       6,881,251

   Biotechnology                      6,061,051     -        -       6,061,051

   Automobile Manufacturers           3,621,672     -        -       3,621,672

   Restaurants                        3,120,516     -        -       3,120,516

   Networking Equipment               3,118,360     -        -       3,118,360

   Retail                             3,103,300     -        -       3,103,300

   Computer Hardware                        551     -        -             551

                                    ------------------------------------------

Total Common Stocks                  62,887,201     -        -      62,887,201

Exchange Traded Funds                     1,159     -        -           1,159

                                    ------------------------------------------

Total Investments                 $  62,888,360     -        -   $  62,888,360

------------------------------------------------------------------------------

There  were no transfers into or out of Level 1, Level 2 or Level 3 fair value measurements  during the reporting period, as compared to their classification from the most recent annual report. It is the Fund's policy to consider trans-

fers into or out of Level 1, Level 2 or Level 3 as of the end of the reporting period.  The Fund did not hold any derivative instruments during the reporting period.

In May 2011, the FASB issued AU No. 2011-04 "Amendments to Achieve Common Fair

Value  Measurements and Disclosure Requirements" in GAAP and the International

Financial Reporting Standards ("IFRSs"). ASU No. 2011-04 amends FASB ASC Topic

820, Fair Value Measurements and Disclosures, to establish common requirements for  measuring fair value and for disclosing information about fair value mea-

surements  in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal  years beginning after December 15, 2011 and for interim periods within those fiscal years. The Fund has disclosed the applicable requirements of this accounting standard in its financial statements.


ITEM 2. CONTROLS AND PROCEDURES

(a) The  Registrant's  President/Chief  Executive  Officer and Treasurer/Chief

    Financial  Officer has concluded that the Registrant's disclosure controls and  procedures  (as defined in Rule 30a-3(c) under the Investment Company

    Act  of 1940 (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date  within  90  days  of the filing date of the report that includes the disclosure  required  by  this paragraph, based on the evaluation of these controls  and procedures required  by Rule 30a-3(b) under the 1940 Act (17

    CFR  270.30a-3(b))   and   Rule 13a-15(b)  or   Rule 15d-15(b)  under  the

    Securities  Exchange  Act  of  1934,  as  amended (17 CFR 240.13a-15(b) or

    240.15d-15(d)).

(b) There  were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act)(17 CFR 270.30a-3(b))

    that  occurred  during the Registrant's last fiscal quarter that have mat-

    erially  affected,  or  are  reasonably  likely  to materially affect, the

    Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

Separate  certifications  for  each  principal executive officer and principal financial  officer  of  the  registrant as required by Rule 30a-2(a) under the

1940 Act (17 CFR 270.30a-2(a)).

Filed herewith.


SIGNATURES

   Pursuant to the requirements of the Securities Exchange Act of 1934 and the

Investment  Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Berkshire Funds

By: /s/ Malcolm R. Fobes III

        --------------------

        Malcolm R. Fobes III

        President, Treasurer and Chief Executive Officer

       (Principal Executive Officer and Principal Financial Officer)

Date: November 30, 2015

   Pursuant to the requirements of the Securities Exchange Act of 1934 and the

Investment  Company Act of 1940, this report has been signed below by the fol-

lowing  person  on  behalf  of the registrant and in the capacities and on the date indicated.

By: /s/ Malcolm R. Fobes III

        --------------------

        Malcolm R. Fobes III

        President, Treasurer and Chief Executive Officer

       (Principal Executive Officer and Principal Financial Officer)

Date: November 30, 2015